Joint Ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cash and cash equivalents	$ 509,102	$ 588,530	$ 556,066	$ 630,438
Other current financial liabilities	68,955	291,128
Other non-current financial liabilities	1,899,513	1,488,723
Depreciation and amortisation expense	(203,912)	(201,351)	(220,827)
Interest Expense		(76,939)	$ (57,807)	$ (82,199)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Cash and cash equivalents	30	33
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(394)	(743)
Interest Expense	0	0
Income Tax Benefit (expense)	244	153
Coromandel SQM India [Member]
Statement [Line Items]
Cash and cash equivalents	0	2,240
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense		291
Depreciation and amortisation expense	0
Interest Expense	0	(4)
Income Tax Benefit (expense)	0	(27)
SQM Vitas Fzco. [Member]
Statement [Line Items]
Cash and cash equivalents	4,251	3,071
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(1)	0
Interest Expense	(2)	(7)
Income Tax Benefit (expense)	0	0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Cash and cash equivalents	0	4,640
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	(62)
Interest Expense	0	0
Income Tax Benefit (expense)	0	(241)
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Cash and cash equivalents	4,065	2,101
Other current financial liabilities	6,820	9,106
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(257)	(287)
Interest Expense	(326)	(435)
Income Tax Benefit (expense)	(197)	(316)
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Cash and cash equivalents	1,043	225
Other current financial liabilities	227	258
Other non-current financial liabilities	691	895
SQM Vitas Plantacote B.V [Member]
Statement [Line Items]
Depreciation and amortisation expense	(355)	(33)
Interest Expense	(656)	(1,176)
Income Tax Benefit (expense)	(34)
SQM Vitas BV [Member]
Statement [Line Items]
Cash and cash equivalents	0	2,609
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	0	0
Interest Expense	0	(1)
Income Tax Benefit (expense)	0	0
Joint ventures [member]
Statement [Line Items]
Cash and cash equivalents	10,809	15,926
Other current financial liabilities	13,573	15,345
Other non-current financial liabilities	691	895
Depreciation and amortisation expense	(1,483)	(1,691)
Interest Expense	(1,412)	(1,655)
Income Tax Benefit (expense)	607	(464)
Pavoni C Spa [Member]
Statement [Line Items]
Cash and cash equivalents	767	314
Other current financial liabilities	5,573	5,509
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(263)	(149)
Interest Expense	(410)	0
Income Tax Benefit (expense)	(120)	(214)
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Cash and cash equivalents	653	693
Other current financial liabilities	953	472
Other non-current financial liabilities	0	0
Depreciation and amortisation expense	(213)	(126)
Interest Expense	(18)	(32)
Income Tax Benefit (expense)	$ 714	$ 0